Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Allowance for doubtful accounts receivable	$ 500	$ 500
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	12,000,000	12,000,000
Common stock, shares issued	7,110,308	6,998,702
Treasury stock, shares	3,625,492	3,626,673